Commitments and Contingencies (Details Narrative)	Jun. 30, 2026 USD ($)
Property, Plant, and Equipment [Line Items]
Purchase Obligation	$ 2,233,409,000
DP2 Shuttle Tankers [Member]
Property, Plant, and Equipment [Line Items]
Number of vessels under construction.	10
LNG carriers [Member]
Property, Plant, and Equipment [Line Items]
Number of vessels under construction.	2
V L C C Tankers [Member]
Property, Plant, and Equipment [Line Items]
Number of vessels under construction.	3
LR1 Tankers [Member]
Property, Plant, and Equipment [Line Items]
Number of vessels under construction.	5
Twenty Vessels Under Construction [Member]
Property, Plant, and Equipment [Line Items]
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One	$ 228,339,000
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Two	723,029,000
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Three	1,127,374,000
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Four	$ 154,667,000